Revenues	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenues

28. REVENUE

Revenues are measured at the fair value of the consideration received or to be received and are recognized on a monthly basis as and when: (i) Rights and obligations of the contract with the customer are identified; (ii) the performance obligation of the contract is identified; (iii) the price for each transaction has been determined; (iv) the transaction price has been allocated to the performance obligations defined in the contract; and (v) the performance obligations have been complied.

	2018	2017	2016
Revenue from supply of energy(a)	24,872	23,701	23,430
Revenue from use of the electricity distribution systems (TUSD) (b)	2,045	1,611	1,705
CVA, and Other financial components (c)	1,973	988	(1,455)
Transmission revenue
Transmission concession revenue (d)	411	371	312
Transmission construction revenue (e)	96	25	54
Transmission indemnity revenue (f)	250	373	751
Generation Indemnity Revenue (g)	55	271	—
Distribution construction revenue (e)	802	1,094	1,139
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession (h)	—	9	8
Revenue on financial updating of the Concession Grant Fee (i)	321	317	300
Energy transactions on the CCEE (i)	217	860	161
Supply of gas	1,995	1,759	1,444
Fine for violation of service continuity indicator (1)	(44)	—	—
Other operating revenues (k)	1,585	1,484	1,421
Deductions on revenue (l)	(12,312)	(11,151)	(10,497)

Net operating revenue	22,266	21,712	18,773

(1)	As mentioned in Note 2.5, as from January 1, 2018 these amounts began to be recognized as a reduction of revenue, rather than as operational expenses, as per the change contained in IFRS 15.

For further details about discontinued operations, see Note 33.

a) Revenue from energy supply

These items are recognized upon delivery of supply, and the revenue is recorded as and when billed, based on the tariff approved by the regulator for each class of customer.

This table shows energy supply by type of customer:

	GWh (1)			R$
	2018	2017	2016	2018	2017	2016
Residential	10,267	10,008	9,916	8,658	7,842	7,819
Industrial	17,689	17,761	19,494	4,893	4,907	5,396
Commercial, services and others	8,380	7,507	6,573	4,683	4,342	4,359
Rural	3,615	3,651	3,575	1,794	1,629	1,463
Public authorities	871	866	886	575	532	545
Public lighting	1,384	1,367	1,350	585	537	528
Public services	1,316	1,301	1,252	646	589	547

Subtotal	43,522	42,461	43,046	21,834	20,378	20,657

Own consumption	41	37	37	48	—	—
Unbilled revenue		—	—	—	61	(199)

	43,563	42,498	43,083	21,882	20,439	20,458

Wholesale supply to other concession holders (2)	11,992	12,777	12,509	3,002	1,727	2,713
Wholesale supply unbilled, net	—	—	—	(12)	1,535	259

Total	55,555	55,275	55,592	24,872	23,701	23,430

(1)	Data not audited by external auditors.
(2)

Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

b) Revenue from Use of the Distribution System (the TUSD charge)

These are recognized upon the distribution infrastructure become available to customers, and the fair value of the consideration is calculated according to the TUSD tariff of those customers, set by the regulator.

c) The CVA account, and Other financial components

The results from variations in (i) the CVA account (Parcel A Costs Variation Compensation Account), and in (ii) Other financial components in calculation of tariffs, refer to the positive and negative differences between the estimated non-manageable costs of the subsidiary Cemig D and the cost actually incurred. The amounts recognized arise from balances recorded in the current year, homologated or to be homologated in tariff adjustment processes. For more information please see Note 15.

d) Transmission concession revenue

Transmission revenue comprises the amount received from agents of the energy sector for operation and maintenance of transmission lines of the national grid, in the form of the Permitted Annual Revenue (Receita Anual Permitida, or RAP), plus an adjustment for expectation of cash flow arising from the variation in the fair value of the Remuneration Assets Base, in the amout of R$13 in 2018.

e) Construction revenue

Construction revenue corresponds to the performance obligation to build the infrastructure which becomes the investment in concession assets made by the subsidiaries in the year. Recognition of this revenue is directly related to the expenditure incurred on the addition of the contracted assets. Considering that the regulatory model does not provide for specific remuneration for construction or improvement of the infrastructure of the concession; that constructions and improvements are substantially executed through outsourced parties; and that all construction revenues is related to the construction of the infrastructure of the energy distribution services, Company’s management concluded that construction contract revenue has zero profit margin.

f) Transmission indemnity revenue

On 2018 Cemig GT recognized revenue in the total amount of R$250 (R$373 on 2017 and R$751 on 2016), corresponded to updating, by the IPCA index, of the balance of transmission indemnity receivable . For further information, please see Note 15.

g) Generation indemnity revenue

On 2018 Cemig GT recognized revenue of R$55 (R$ 271 on 2017), for the adjustment to the balance of the financial asset related to indemnities for the concessions of the São Simão and Miranda Hydroelectric Plants as described in Note 15.

h) Adjustment to expected cash flow from financial assets on residual value of infrastructure asses of distribution concessions

Income from adjustment of expectation of cash flow from indemnifiable distribution concession financial assets, due to inflation adjustment of the Regulatory Remuneration Asset Base.

i) Revenue on financial updating of the Concession Grant Fee

Represents the inflation adjustment using the IPCA inlfation index, plus interest, on the Concession Grant Fee for the concession awarded as Lot D of Auction 12/2015. See Note 15.

j) Energy transactions on the CCEE (Wholesale Trading Chamber)

The revenue from transactions made through the Wholesale Electricity Exchange (Câmara de Comercialização de Energia Elétrica, or CCEE) is the monthly positive net balance of settlements of transactions for purchase and sale of energy in the Spot Market, through the CCEE, for which the consideration corresponds to the product of energy sold at the Spot Price.

k) Other operating revenues

	2018	2017	2016
Charged service	14	10	6
Telecoms services (1)	0	149	137
Services rendered	188	156	167
Subsidies (2)	1,136	1,034	1,001
Rental and leasing	90	121	105
Reimbursement for decontracted supply (3)	145	—	—
Other	12	14	5

	1,585	1,484	1,421

(1)

Due to the classification of certain telecommunications assets as held for sale, the revenues from the discontinued operations were segregated. The sale of the telecom assets previously classified as held for sale took place in November 2018, as described in Note 33.

(2)	Revenue recognized for the tariff subsidies applied to users of distribution services, reimbursed by Eletrobras.
(3)

The amount of R$84 refers to the reimbursement of the contracted energy supply agreed between Santo Antônio Energia S.A., a subsidiary of Madeira Energia, and Cemig Distribuição, due to change in the power purchase agreements (CCEARs). The amount will be settled in 24 monthly installments, with monthly inflation correction at the Selic rate; R$50 refers to the reimbursement of the contracted supply agreed between Renova and Cemig GT due to suspension by Renova of supply of contracted energy for the period July to December 2018. The advances made by Cemig GT related to this period will be settled in a single payment in January 2019, with inflation adjustment at 155% of the DI rate (published by Cetip).

l) Deductions on revenue

	2018	2017	2016
Taxes on revenue
ICMS(1)	5,657	5,847	5,211
Cofins	2,547	2,237	2,041
PIS and Pasep	553	455	443
Others	8	8	7

	8,765	8,547	7,702
Charges to the customer
Global Reversion Reserve (RGR)	19	17	(18)
Energy Efficiency Program (PEE)	64	56	58
Energy Development Account (CDE)	2,603	1,822	2,074
Research and Development (R&D)	38	38	48
National Scientific and Technological Development Fund (FNDCT)	38	38	48
Energy System Expansion Research (EPE of MME)	19	19	24
Customer charges – Proinfa alternative sources program	40	39	43
Energy services inspection fee	26	29	35
Royalties for use of water resources	45	92	123
Customer charges – the ‘Flag Tariff’ system	655	454	360

	3,547	2,604	2,795

	12,312	11,151	10,497

(1)	As from January 1, 2016, the rate for customers in the Commercial, services and other activities category was changed from 18% to 25% (Decree nº 46.924, of December 29, 2015).